Earnings Per Unit ("EPU")	12 Months Ended
Dec. 31, 2013
Earnings Per Unit ("EPU") [Abstract]
Earnings Per Unit ("EPU")

16. EARNINGS PER UNIT (“EPU”)

The following table presents a reconciliation of the numerators and denominators of the basic and diluted EPU calculations for the periods ended December 31, 2013, 2012 and 2011:

Year ended December 31, 2013	General Partner	Common Unitholders	Subordinated Unitholders
Numerator:	(in thousands, except per unit data)
Interest in net income:
Net income from continuing operations	$ 162	$ 4,448	$ 3,501
Net income from discontinued operations	26	769	512
Interest in net income	$ 188	$ 5,217	$ 4,013
Denominator:
Weighted average units used to compute basic EPU	n/a	15,751	12,397
Effect of dilutive securities — LTIP awards	n/a	9	-
Weighted average units used to compute diluted EPU	n/a	15,760	12,397

Net income per limited partner unit, basic:
Net income per unit from continuing operations	n/a	$ 0.29	$ 0.28
Net income per unit from discontinued operations	n/a	0.04	0.04
Net income per limited partner unit, basic	n/a	$ 0.33	$ 0.32
Net income per limited partner unit, diluted:

Year ended December 31, 2012	General Partner	Common Unitholders	Subordinated Unitholders
Numerator:	(in thousands, except per unit data)
Interest in net income:
Net income from continuing operations	$ 789	$ 21,374	$ 17,284
Net income from discontinued operations	1	48	39
Interest in net income	$ 790	$ 21,422	$ 17,323
Denominator:
Weighted average units used to compute basic EPU	n/a	15,331	12,397
Effect of dilutive securities — LTIP awards	n/a	4	-
Weighted average units used to compute diluted EPU	n/a	15,335	12,397

Net income per limited partner unit, basic:
Net income per unit from continuing operations	n/a	$ 1.39	$ 1.39
Net income per unit from discontinued operations	n/a	0.01	0.01
Net income per limited partner unit, basic	n/a	$ 1.40	$ 1.40
Net income per limited partner unit, diluted:

Year ended December 31, 2011	General Partner	Common Unitholders	Subordinated Unitholders
Numerator:	(in thousands, except per unit data)
Interest in net income	$ 746	$ 19,205	$ 17,347
Denominator:
Weighted average units used to compute basic EPU	n/a	13,725	12,397
Effect of dilutive securities — LTIP awards	n/a	19	-
Weighted average units used to compute diluted EPU	n/a	13,744	12,397

Net income per limited partner unit, basic	n/a	$ 1.40	$ 1.40
Net income per limited partner unit, diluted	n/a	$ 1.40	$ 1.40

Diluted EPU gives effect to all dilutive potential common units outstanding during the period using the treasury stock method. Diluted EPU excludes all dilutive potential units calculated under the treasury stock method if their effect is anti-dilutive. For the year ended December 31, 2013, approximately 12,000 LTIP granted phantom units were anti-dilutive. There were no anti-dilutive units for the years ended December 31, 2012 and 2011.